Statements of Net Assets Available for Plan Benefits - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Assets:
Participant-directed investments - at fair value	$ 2,754,446,064	$ 2,531,202,652
Non-interest bearing cash	769,450	335,743
Receivables:
Employer contribution receivable	20,059,717	21,570,341
Notes receivable from participants	17,565,624	18,284,927
Accrued investment income	769,227	890,621
Unsettled trade receivables	851,848	10,631,423
Total receivables	39,246,416	51,377,312
Total assets	2,794,461,930	2,582,915,707
Liabilities:
Accrued expenses	695,046	738,005
Unsettled trade payables	3,593,412	9,395,629
Total liabilities	4,288,458	10,133,634
Net assets available for plan benefits	$ 2,790,173,472	$ 2,572,782,073